Taxes payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
PIS and COFINS	R$ 150	R$ 91,316
Installments	461,520	341,756
Income Tax on Salaries	51,817	54,364
Income Tax and Social Contribution to Collect	8,543	22,125
Others	21,782	14,362
Total	543,812	523,923
Current	205,261	258,811
Non-current	R$ 338,551	R$ 265,112